Other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of other liabilities

	At December 31,
	2024	2023
Non-current
Concession fee payable (1)	550,095	690,319
Advances from customers	8,584	13,368
Provisions for legal claims (4)	7,928	8,979
Provision for maintenance costs (2)	21,941	21,364
Other taxes payable	789	199
Employee benefit obligation (3)	3,885	4,382
Salary payable	—	291
Other liabilities with related parties (Note 27)	12,904	15,275
Other payables	15,286	14,187
	621,412	768,364
Current
Concession fee payable (1)	198,420	223,051
Other taxes payable	29,956	18,921
Salary payable	57,402	41,656
Other liabilities with related parties (Note 27)	2,146	2,689
Advances from customers	5,026	5,647
Provision for maintenance cost (2)	6,165	5,678
Expenses provisions	3,294	6,203
Provisions for legal claims (4)	5,889	5,286
Other payables (*)	40,288	36,733
	348,586	345,864

(*) As of December 31, 2024, includes deferred income for a total amount of USD 18,556 (USD 21,060 as of December 31, 2023).

Schedule of maturity of the other liabilities

	1 year or less	1 - 2 years	2 - 5 years	Over 5 years	Total
At December 31, 2024 (**)	348,586	84,662	265,716	1,335,332	2,034,296
At December 31, 2023 (**)	345,864	96,071	279,683	1,266,124	1,987,742

(**) The amounts disclosed in the table are undiscounted cash flows.

Schedule of changes in the year for fixed and variable concession fee payable

	2024	2023
Balances at the beginning of the year	913,370	929,009
Financial result (*)	87,556	100,237
Concession fees	190,665	135,530
Payments (**)	(227,571)	(199,618)
Re-equilibrium compensation (***)	(19,144)	(22,946)
Other (****)	2,405	(75,475)
Translation differences and inflation adjustment	(198,766)	46,633
Balances at the end of the year	748,515	913,370

(*) Mainly includes changes in the liabilities of Brazilian concessions due to passage of time and inflation adjustment shown in Note 9.

(**) As of December 31, 2023, includes USD 19,156 that were deducted from the indemnification received by ICASGA due to de re-bidding process described in Note 26.b.

(***) Mainly includes compensation with the re-equilibrium granted to ICAB as detailed in Note 8.

(****) As of December 31, 2023, mainly includes the extinguishment of future concession fee obligations of ICASGA due to the re-bidding of Natal airport, as detailed in Note 26.b for the equivalent to USD 74,640.

Schedule of changes in the year of the Provision for maintenance costs

	2024	2023
Balances at the beginning of the year	27,042	22,914
Accrual of the year	5,594	5,349
Use of the provision	(2,801)	(2,127)
Translation differences and inflation adjustment	(1,729)	906
Balances at the end of the year	28,106	27,042

Schedule of changes of the provision

	2024	2023
Balances at the beginning of the year	4,382	4,376
Actuarial gain/loss (in other comprehensive income)	13	(32)
Service Cost	(273)	367
Amounts paid in the year	(359)	(418)
Other	275	—
Translation differences and inflation adjustment	(153)	89
At the end of the year	3,885	4,382

Schedule of changes in the year of the provision for legal claims

	2024	2023
Balances at the beginning of the year	14,265	13,136
Accrual of the year	3,768	4,469
Other	136	—
Use of the provision	(1,896)	(1,911)
Translation differences and inflation adjustment	(2,456)	(1,429)
Balances at the end of the year	13,817	14,265

Toscana
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

Assumption	Annual discount rate		Annual rate of inflation		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.25%	(0.25)%	2.5%	(2.5)%
Provision for salary payable	2,418	2,611	2,538	2,485	2,520	2,503

TAGSA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Schedule of sensibility in relation with the provision

			Annual employee future
Assumption	Annual discount rate		wage increase		Annual turnover rate
Variation rates	0.5%	(0.5)%	0.5%	(0.5)%	0.5%	(0.5)%
Provision for salary payable	1,312	1,435	1,436	1,311	1,366	1,378